Reseller Agreement	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Related Party Transactions [Abstract]
Reseller Agreement

Note 8. Reseller Agreement

The Company has a reseller agreement in place with a related party to utilize their platform and to develop the Company’s cloud-based banking software as an application within the related party’s hosted environment. In June 2020, this agreement was renegotiated and expires in June 2027 and will automatically renew in annual increments thereafter unless either party gives notice of non-renewal before the end of the initial term or the respective renewal term. Cost of subscription revenues in each of the three and six months ended July 31, 2019 and 2020 substantially consists of fees paid for access to the related party’s platform, including their hosting infrastructure and data center operations. The Company has recorded expenses of $5.4 million and $8.7 million for the three months ended July 31, 2019 and 2020, respectively and $10.4 million and $16.2 million for the six months ended July 31, 2019 and 2020, respectively. See also Note 12.

Note 9. Reseller Agreement

The Company has a reseller agreement in place with a related party to utilize their platform and to develop the Company’s cloud-based banking software as an application within the related party’s hosted environment. This agreement expires in June 2022 unless renegotiated. Cost of subscription revenues in each of the fiscal years ended January 31, 2018, 2019 and 2020 substantially consists of fees paid for access to the related party’s platform, including their hosting infrastructure and data center operations. The Company has recorded expenses of $9.5 million, $15.4 million and $22.8 million for the fiscal years ended January 31, 2018, 2019, and 2020, respectively. See also Note 15.